UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter End: March 31, 2003

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (check only one):           [   ] is a restatement
                                             [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:

Name:      AKRE CAPITAL MANAGEMENT LLC
Address:   2 WEST WASHINGTON STREET
           PO BOX 998
           MIDDLEBURG, VIRGINIA 20118-0998

Form 13F File Number:       28 -  06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elizabeth McDonald
Title:     Operations Manager
Phone:     540-687-3880

Signature, Place, and Date of Signing:

Elizabeth McDonald            MIDDLEBURG, VA       14-May-2003
[Signature]                    [City, State]        [Date]

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reproted by other reporting manager(s))

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total ($ in thousands):  147593


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" amd omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC Entertainment              COM              001669100     1046   120600 SH       SOLE                   120600
Abbott Laboratories            COM              002824100      906    24100 SH       SOLE                    24100
Airnet Systems                 COM              00941P106       92    40100 SH       SOLE                    40100
Alliance Gaming                COM              01859P609     4678   311875 SH       SOLE                   311875
American Tower A               COM              029912201    18477  3347350 SH       SOLE                  3347350
Americredit                    COM              03060R101     3811  1155000 SH       SOLE                  1155000
Balchem Corp                   COM              057665200      683    40000 SH       SOLE                    40000
Bank of New York               COM              064057102     1432    69876 SH       SOLE                    69876
Berkshire Hathaway A           COM              084670108     7337      115 SH       SOLE                      115
Berkshire Hathaway B           COM              084670207     2265     1060 SH       SOLE                     1060
Bristol Myers Squibb           COM              110122108      203     9600 SH       SOLE                     9600
Burke & Herbert Bank           COM              121331102     2524     1683 SH       SOLE                     1683
CSX Corporation                COM              126408103      271     9518 SH       SOLE                     9518
Carmax                         COM                            2535   174000 SH       SOLE                   174000
Citigroup                      COM              172967101     3170    92013 SH       SOLE                    92013
Coca-Cola Co.                  COM              191216100      647    15984 SH       SOLE                    15984
Corus Bancshares               COM              220873103      279     7000 SH       SOLE                     7000
DR Horton                      COM              23331A109      768    40000 SH       SOLE                    40000
DelMonte Foods                 COM                             224    30000 SH       SOLE                    30000
Dover Downs Gaming 	       COM              260095104     1303   131735 SH       SOLE                   131735
Dover Motorsports, Inc.        COM              260174107     1964   617650 SH       SOLE                   617650
FL Gaming Corp                 COM                             110    27500 SH       SOLE                    27500
Fed. Home Loan Mtg.            COM              313400301     4063    76514 SH       SOLE                    76514
First Data Corp                COM              319963104      370    10000 SH       SOLE                    10000
II VI, Inc.                    COM              902104108      974    58691 SH       SOLE                    58691
Int'l Gaming Tech              COM              459902102      462     5645 SH       SOLE                     5645
Intl. Speedway A               COM              460335201     4304   107443 SH       SOLE                   107443
Intl. Speedway B               COM              460335102     9343   235934 SH       SOLE                   235934
Kaneb Services                 COM                             632    30000 SH       SOLE                    30000
Liberty Media Group            COM              530718105      329    33860 SH       SOLE                    33860
Markel Corporation             COM              570535104    25216   112724 SH       SOLE                   112724
Martha Stewart                 COM                             166    20200 SH       SOLE                    20200
Micros Systems Inc.            COM              594901100     1555    66150 SH       SOLE                    66150
Multimedia Games               COM              625453105     7877   409600 SH       SOLE                   409600
Penn National Gaming           COM              707569109    24742  1393900 SH       SOLE                  1393900
Penn Virginia Corp             COM                             576    15000 SH       SOLE                    15000
Philip Morris Co., Inc.        COM              718154107      539    18000 SH       SOLE                    18000
Regal Entertainment            COM                             718    40000 SH       SOLE                    40000
Scientific Games               COM              80874P109     1447   273500 SH       SOLE                   273500
Wells Fargo                    COM              949746101     2646    58813 SH       SOLE                    58813
Chubb Corporation              COM                             886    20000 SH       SOLE                    20000
Churchill Downs, Inc.          COM              171484108      603    17735 SH       SOLE                    17735
H & R Block                    COM                             427    10000 SH       SOLE                    10000
Magna Entertainment Corp.      COM                             206    47900 SH       SOLE                    47900
Monarch Casinos                COM                            1503   165000 SH       SOLE                   165000
Shuffle Master                 COM              825549108     1937    96100 SH       SOLE                    96100
White Mountain                 COM              G9618E107      680     2000 SH       SOLE                     2000
PDS Gaming                     COM              63929T105      134   106500 SH       SOLE                   106500
Entertainment Properties Trust COM              29380T105      498    18800 SH       SOLE                    18800